Segment Information - Revenue from external customers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Services	$ 47,459,402	$ 50,128,039	$ 54,088,100
Leases	11,269,709	11,903,236	11,830,805
Goods	149,039	229,589	303,931
Total revenue	$ 58,878,150	$ 62,260,864	$ 66,222,836